LONG TERM INVESTMENTS - Available for sale investments - (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments		$ 4,066,490	$ 4,516,815
Alphalion Technology Holding Limited ("Alphalion")
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments	$ 3,060,113	4,066,490	4,516,815
Percentage of equity interest acquired	25.00%
Fair value change recorded		(450,325)	(502,903)	$ 1,899,605
Allowance for credit losses		$ 0	$ 0	$ 0